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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 06/30/2006
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Johnson Illington Advisors LLC
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Address:       677 Broadway
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               Albany, NY 12207
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Form 13F File Number:  28-11456
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Dianne McKnight
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Title:           Chief Compliance Officer
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Phone:           518-641-6858
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Signature, Place, and Date of Signing:

  Dianne McKnight                       Albany      NY            8/01/2006
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check if no holdings reported are in this report, and all

                                     Page 1

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    holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]




                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
                                            -
Form 13F Information Table Entry Total:    54
                                           ---
Form 13F Information Table Value Total:    108744
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -


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

 QUANTITY     CUSIP      ISSUER                           SYMBOL      PRICE     MARKET VALUE     CLASS   DISCRETION  VOTING AUTORITY
 --------     -----      ------                           ------      -----     ------------     -----   ----------  ---------------
    64245   00817Y108    AETNA INC                          AET        39.93       2565302.85    COMMON     SOLE          Partial
   26,385   020039103    ALLTEL CORP                        AT         63.83       1684154.55    COMMON     SOLE          Partial
   49,749   025816109    AMERICAN EXPRESS CO                AXP     53.22006      2647644.875    COMMON     SOLE          Partial
   24,928   026874107    AMERICAN INTL GROUP INC            AIG     59.04992      1471996.418    COMMON     SOLE          Partial
    1,296   03076C106    AMERIPRISE FINL INC COM            AMP     44.66975            57892    COMMON     SOLE          Partial
   51,542   060505104    BANK OF AMERICA                    BAC         48.1        2479170.2    COMMON     SOLE          Partial
   43,450   067383109    BARD, C R INC                      BCR     73.25997       3183145.52    COMMON     SOLE          Partial
   29,030   14040H105    CAPITAL ONE FINL CORP COM          COF        85.45        2480613.5    COMMON     SOLE          Partial
   91,810   17275R102    CISCO SYS INC                      CSCO    19.53001      1793050.083    COMMON     SOLE          Partial
   82,367   172967101    CITIGROUP INC.                     C       48.25002      3974209.583    COMMON     SOLE          Partial
   38,842   189054109    CLOROX CO                          CLX     60.97009      2368200.092    COMMON     SOLE          Partial
   62,318   194162103    COLGATE PALMOLIVE CO               CL      59.90006       3732852.04    COMMON     SOLE          Partial
   37,745   20825C104    CONOCOPHILLIPS COM                 COP      65.5299      2473426.103    COMMON     SOLE          Partial
   48,695   24702R101    DELL INC                           DELL    24.45999      1191078.982    COMMON     SOLE          Partial
   62,252   26441C105    DUKE ENERGY CORP                   DUK     29.36999      1828340.502    COMMON     SOLE          Partial
   42,812   30231G102    EXXON CORPORATION                  XOM     61.35005       2626518.33    COMMON     SOLE          Partial
   32,427   354613101    FRANKLIN RES INC COM               BEN     86.80995      2814986.271    COMMON     SOLE          Partial
   62,820   369550108    GENERAL DYNAMICS CORP              GD         65.46        4112197.2    COMMON     SOLE          Partial
   85,169   369604103    GENERAL ELEC CO                    GE      32.96002      2807171.858    COMMON     SOLE          Partial
    48507   464287465    I Shares MSCI EAFE Fd              EFA        65.39       3171872.73    ETF        SOLE          Partial
     1242   464287457    I Shares TR 1-3 YR Treas Index     SHY        79.69         98974.98    ETF        SOLE          Partial
   63,657   458140100    INTEL CORP                         INTC          19          1209483    COMMON     SOLE          Partial
   33,577   459200101    INTERNATIONAL BUSINESS SYSTEMS     IBM     76.81991      2579382.277    COMMON     SOLE          Partial
      692   464287440    IShares 7-10 Yr Treas              IEF        80.32         55581.44    ETF        SOLE          Partial
    44073   464287242    IShares GS Corp Bond Fund          LQD       103.47       4560233.31    ETF        SOLE          Partial
      350   464287226    IShares Lehman AGG FD              AGG        97.44            34104    ETF        SOLE          Partial
   48,033   464287655    ISHARES TR RSSLL 2000 INDX         IWM     71.73005      3445409.456    COMMON     SOLE          Partial
   24,588   49337W100    KEYSPAN CORP COM                   KSE         40.4         993355.2    COMMON     SOLE          Partial
   30,080   532791100    LINCARE HLDGS INC COM              LNCR     37.8401      1138230.313    COMMON     SOLE          Partial
   46,645   580645109    MCGRAW-HILL COMPANIES INC          MHP     50.23006      2342981.092    COMMON     SOLE          Partial
   61,036   585055106    MEDTRONIC INC                      MDT     46.92002       2863810.62    COMMON     SOLE          Partial
   73,668   594918104    MICROSOFT CORP                     MSFT        23.3        1716464.4    COMMON     SOLE          Partial
   64,928   713448108    PEPSICO INC                        PEP     60.03995      3898273.734    COMMON     SOLE          Partial
   47,931   724479100    PITNEY BOWES INC                   PBI         41.3        1979550.3    COMMON     SOLE          Partial
     2652   464287309    S&P 500 Growth Index               IVW         58.4         154876.8    ETF        SOLE          Partial
    44248   78462F103    S&P 500 Spdrs                      SPY       127.23       5629673.04    ETF        SOLE          Partial
     4363   464287408    S&P 500 Value Index                IVE        68.71        299781.73    ETF        SOLE          Partial
    63080   81369Y100    S&P Basic Materials SPDR           XLB         32.1          2024868    ETF        SOLE          Partial
      362   464287606    S&P MIDCAP 400 Growth Index        IJK        76.72         27772.64    ETF        SOLE          Partial
      697   464287705    S&P MIDCAP 400 Value Index         IJJ        74.53         51947.41    ETF        SOLE          Partial
    54905   595635103    S&P Midcap SPDR                    MDY       139.17       7641128.85    ETF        SOLE          Partial
      112   464287887    S&P SMALL CAP 600 Growth Index     IJT        122.6          13731.2    ETF        SOLE          Partial
      160   464287804    S&P Small Cap 600 Index            IJR         62.1             9936    ETF        SOLE          Partial
      365   464287879    S&P SMALL CAP 600 Value Index      IJS        69.45         25349.25    ETF        SOLE          Partial
    55229   81369Y886    S&P Utilities SPDR                 XLU        32.29       1783344.41    ETF        SOLE          Partial
     1505   81369Y407    Sector SPDR Consumer Discretio     XLY        33.39         50251.95    ETF        SOLE          Partial
     6870   81369Y605    Sector SPDR Financial              XLF        32.34         222175.8    ETF        SOLE          Partial
     3535   81369Y704    Sector SPDR Industrial             XLI        33.81        119518.35    ETF        SOLE          Partial
     3705   81369Y803    Sector Sprd Trust Sb Technolog     XLK        20.33         75322.65    ETF        SOLE          Partial
   86,911   855030102    STAPLES INC                        SPLS       24.35       2116283.21    COMMON     SOLE          Partial
   47,819   86764P109    SUNOCO INC                         SUN     69.28999      3313377.806    COMMON     SOLE          Partial
   40,175   87612E106    TARGET CORP                        TGT     48.86999      1963351.879    COMMON     SOLE          Partial
   78,850   913017109    UNITED TECHNOLOGIES CORP           UTX        63.42          5000667    COMMON     SOLE          Partial
   30,769   958259103    WESTERN GAS RES INC COM            WGR     59.84993      1841522.589    COMMON     SOLE          Partial

                                                                                  108,744,538
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